NET INCOME PER ORDINARY SHARE: - Weighted average amounts of securities were excluded from the computation of diluted net income per ordinary share (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average amounts of securities excluded from the computation of diluted net income per ordinary share	15,982,328	25,000
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average amounts of securities excluded from the computation of diluted net income per ordinary share	21,033,355	65,432
Contingently returnable shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average amounts of securities excluded from the computation of diluted net income per ordinary share	1,540,350
2019 Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average amounts of securities excluded from the computation of diluted net income per ordinary share		246,871,957